RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (311)	$ (4)
Less: current portion	(572)	(268)
Long-term portion	261	264
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	3,348
Less: current portion	327
Long-term portion	3,021
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	3,659
Less: current portion	899
Long-term portion	2,760
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(487)	(855)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	401
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	888
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(69)	(38)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	97
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	166
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	114	284
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	285
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	171
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(496)	131
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	29
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	525
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	2,377	2,505
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	2,377
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(1,750)	$ (2,031)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	159
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 1,909